<DOCUMENT_COUNT>     1
<SROS>     NONE
<SUBMISSION-CONTACT>
<PHONE>     610-296-1400
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	HAGAR@CHARTWELLIP.COM
<FILER>
</FILER>
<PERIOD>     3/31/2011

UNITED STATES SECURITIES & EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Zeke Capital Advisors LLC
Address:	1235 Westlakes Drive, Suite 402
		Berwyn, PA  19312

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		G. Gregory Hagar
Title:		Compliance Officer
Phone:		610-296-1400
Signature, Place, and Date of Signing:

	G. Gregory Hagar	Berwyn, PA  19312		May 12, 2011

Report Type (Check only one.):

[X ]	13F HOLDINGS REPORT.

[  ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

Bank of New York Mellon Corp file number 028-12592
Blackrock Advisors file number 028-04295
Chartwell Investment Partners file number 028-06462
Columbia Partners file number 028-05386
Glenmede Trust Co file number 028-00126
Invesco AIM Capital Mgt file number 028-11293
McDonnell Investment Management file number 028-10377
Riverbridge Partners LLC file number 028-05655
Roosevelt file number 028-03511
Tortoise Capital Advisors file number 028-11123
Victory Capital Mgt file number 028-06354


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advance America                COM              00739W107    50158  9463857 SH       Sole                                    9463857
Autonation Inc. Com            COM              05329W102    28865   816083 SH       Sole                                     816083
Auxilium Pharmaceuticals Inc.  COM                            2866   133483 SH       Sole                                     133483
Bank Of America Corp           COM              060505104     5948   446217 SH       Sole                                     446217
Berkshire Hath Hld B           COM              846707024      113     1350 SH       Sole                                       1350
Berkshire Hathawy Cla A        COM              084990175     1504     1200 SH       Sole                                       1200
Carolina Alliance Bank Spartan COM              14376r107      522    47500 SH       Sole                                      47500
Chevron Corp                   COM              166764100       81      750 SH       Sole                                        750
Cyalume Tech Hldgs             COM              232429100     1305   300000 SH       Sole                                     300000
Cyalume Tech Warrants          COM              232429118       30   199006 SH       Sole                                     199006
Duke Energy Corp New           COM              26441C105     2328   128254 SH       Sole                                     128254
Exxon Mobil Corp               COM              30231G102       78      928 SH       Sole                                        928
General Electric               COM              369604103      280    13962 SH       Sole                                      13962
Herald National Bank           COM              42703Q104       56    25000 SH       Sole                                      25000
JP Morgan Chase & Co           COM              46625H100       28      600 SH       Sole                                        600
Kimberly Clark                 COM              494368103       13      194 SH       Sole                                        194
NextEra Energy, Inc.           COM              302571104    11024   200000 SH       Sole                                     200000
Norfolk Southern Corp          COM              655844108      208     3000 SH       Sole                                       3000
Parke Bancorp Inc.             COM              700885106      303    33059 SH       Sole                                      33059
Pfizer Inc. Del                COM              717081103      103     5062 SH       Sole                                       5062
Procter & Gamble Co            COM              742718109      172     2787 SH       Sole                                       2787
Psychemedics Corporation       COM              744375205     2113   191234 SH       Sole                                     191234
Republic Services Inc.         COM              760759100    15512   516377 SH       Sole                                     516377
Resaca Exploitation Inc        COM              76083g302      278   170738 SH       Sole                                     170738
Rstk Bion Environmental Tech   COM              09061q992      101    31600 SH       Sole                                      31600
Rstk Eos Intl Inc. Com         COM              26877p901        0   222220 SH       Sole                                     222220
Rstk Psychemedics Corp Com     COM              744375908     3214   290866 SH       Sole                                     290866
Spectra Energy Corp            COM              847560109     1836    67549 SH       Sole                                      67549
Team Health Holdings, Inc.     COM              87817a107    10240   585799 SH       Sole                                     585799
Waste Management Inc.          COM              94106L109      100     2691 SH       Sole                                       2691
Wells Fargo Company            COM              949746101       17      536 SH       Sole                                        536